Restriction on Dividends Distribution - Additional Information (Detail) - ARS ($) $ in Thousands				12 Months Ended
	Apr. 08, 2026	Apr. 12, 2024	Apr. 25, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure restrictions to dividends distribution [line items]
Dividends recognised as distributions to owners				$ 388,359,040	$ 808,802,766	$ 507,286,636
Debit amounts of Other comprehensive income				488,781
Percentage on distribution of earnings	60.00%		60.00%
Unappropriated retained earnings	$ 290,438,876			(1,098,470,965)	$ (1,114,398,391)
Distribution Of Earnings In Instalments	3 months
Government Debt Instruments [Member]
Disclosure restrictions to dividends distribution [line items]
Debt instruments issued at amortised cost				5,148,778
Dividend Distribution [member]
Disclosure restrictions to dividends distribution [line items]
Dividends recognised as distributions to owners		$ 401,735,819	$ 75,040,918	138,956,468
Unappropriated retained earnings [member]
Disclosure restrictions to dividends distribution [line items]
Normative reserve				190,922,899
Nominal value of normative reserve				$ 3,475,669
Banco Macro SA [member]
Disclosure restrictions to dividends distribution [line items]
Percentage of legal retained earnings				20.00%
Banco Macro SA [member] | Earnings Distribution Transactions [Member]
Disclosure restrictions to dividends distribution [line items]
Amount presented in other comprehensive income realized at derecognition applied to legal reserve	$ 57,898,529
Amount presented in other comprehensive income realized at derecognition applied to property tax expense	13,680,229
Amount presented in other comprehensive income realized at derecognition applied to facultative reserve for future distribution of earnings	$ 218,860,118